Earnings per Common Share - Schedule of Warrant Activity (Details) - $ / shares shares in Millions	1 Months Ended
	Jan. 17, 2017	Dec. 31, 2016	Sep. 30, 2009
Class of Warrant or Right [Line Items]
Common stock warrants outstanding as of December 31, 2016	8.2
Weighted average exercise price (in dollars per share)		$ 41.40	$ 41.40
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Expired	(1.1)
Common stock warrants outstanding as of January 17, 2017	0.0
Weighted average exercise price (in dollars per share)	$ 41.40
Subsequent Event [Member] | Cashless exercise [Member]
Class of Warrant or Right [Line Items]
Exercised	(6.5)
Weighted average exercise price (in dollars per share)	$ 41.40
Subsequent Event [Member] | Cash exercise [Member]
Class of Warrant or Right [Line Items]
Exercised	(0.6)
Weighted average exercise price (in dollars per share)	$ 41.40